Rental Expense Under Non-Cancelable Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Commitments And Contingencies Disclosure [Abstract]
Rental expense	$ 691	$ 993	$ 849